Schedule II-Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2012
Valuation And Qualifying Accounts [Abstract]
Schedule II-Valuation and Qualifying Accounts

Zoetis Inc.

Schedule II—Valuation and Qualifying Accounts

(MILLIONS OF DOLLARS)	Balance, Beginning of Period	Additions	Deductions	Balance, End of Period
Year Ended December 31, 2012
Allowance for doubtful accounts	$29	$23	$(3)	$49
Year Ended December 31, 2011
Allowance for doubtful accounts	26	5	(2)	29
Year Ended December 31, 2010
Allowance for doubtful accounts	30	13	(17)	26